Columbia Variable Portfolio – Commodity Strategy Fund
First Quarter Report
March 31, 2026 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not Federally Insured	No Financial Institution Guarantee	May Lose Value

Consolidated Portfolio of Investments
Columbia Variable Portfolio – Commodity Strategy Fund, March 31, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Asset-Backed Securities - Non-Agency 15.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ACHV ABS Trust(a)
Series 2024-1PL Class A
04/25/2031	5.900%	9,011	9,038
Series 2024-2PL Class A
10/27/2031	5.070%	92,859	93,175
Subordinated Series 2024-1PL Class B
04/25/2031	6.340%	21,901	22,087
ACM Auto Trust(a)
Series 2024-2A Class A
02/20/2029	6.060%	1,513	1,515
American Credit Acceptance Receivables Trust(a)
Series 2022-4 Class D
02/15/2029	8.000%	138,164	139,194
BMW Vehicle Lease Trust
Series 2024-1 Class A4
06/25/2027	5.000%	250,000	250,809
Carmax Auto Owner Trust
Series 2022-4 Class A3
08/16/2027	5.340%	7,909	7,917
Series 2023-3 Class A3
05/15/2028	5.280%	289,700	291,065
Series 2025-1 Class A3
01/15/2030	4.840%	250,000	252,107
Carmax Select Receivables Trust
Series 2024-A Class A2A
09/15/2027	5.780%	4,954	4,958
CNH Equipment Trust
Series 2024-C Class A2A
02/18/2028	4.300%	70,211	70,248
Subordinated Series 2024-A Class A3
06/15/2029	4.770%	563,210	567,039
DailyPay Securitization Trust(a)
Series 2025-1A Class A
06/25/2028	5.630%	100,000	100,250
Dell Equipment Finance Trust(a)
Series 2023-3 Class A3
04/23/2029	5.930%	115,087	115,446
FCCU Auto Receivables Trust(a)
Series 2026-1A Class A2
10/15/2029	3.980%	275,000	274,540
Ford Credit Auto Lease Trust
Series 2024-A Class A3
05/15/2027	5.060%	31,674	31,688
Ford Credit Auto Owner Trust(a)
Series 2021-2 Class A
05/15/2034	1.530%	250,000	246,088
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2022-1 Class A
11/15/2034	3.880%	550,000	548,448
Ford Credit Auto Owner Trust
Series 2024-C Class A2A
08/15/2027	4.320%	41,317	41,328
Ford Credit Floorplan Master Owner Trust(a)
Series 2023-1 Class A1
05/15/2028	4.920%	475,000	475,563
GLS Auto Select Receivables Trust(a)
Series 2024-2A Class A2
06/17/2030	5.580%	522,025	526,528
Series 2024-3A Class A2
10/15/2029	5.590%	414,313	417,566
Series 2024-4A Class A2
12/17/2029	4.430%	528,907	529,963
GMF Floorplan Owner Revolving Trust(a)
Series 2023-1 Class A1
06/15/2028	5.340%	500,000	501,271
Series 2024-1A Class A1
03/15/2029	5.130%	725,000	731,339
GreenSky Home Improvement Issuer Trust(a)
Series 2024-2 Class A2
10/27/2059	5.250%	16,535	16,563
Series 2025-1A Class A2
03/25/2060	5.120%	62,292	62,432
Series 2025-2 Class A2
06/25/2060	4.930%	47,800	48,045
Harley-Davidson Motorcycle Trust
Series 2024-A Class A3
03/15/2029	5.370%	494,921	499,634
Hyundai Auto Lease Securitization Trust(a)
Series 2024-A Class A3
03/15/2027	5.020%	124,400	124,484
Series 2024-C Class A3
04/17/2028	4.620%	675,000	676,911
Series 2025-A Class A3
01/18/2028	4.830%	250,000	251,558
Hyundai Auto Receivables Trust
Series 2025-B Class A2A
08/15/2028	4.450%	40,204	40,286
John Deere Owner Trust
Series 2022-B Class A3
02/16/2027	3.740%	596	596
Series 2024-A Class A3
11/15/2028	4.960%	857,277	862,539

Columbia Variable Portfolio – Commodity Strategy Fund  | 2026

Consolidated Portfolio of Investments  (continued)
Columbia Variable Portfolio – Commodity Strategy Fund, March 31, 2026 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Kubota Credit Owner Trust(a)
Series 2024-2A Class A2
04/15/2027	5.450%	58,935	59,015
Series 2024-2A Class A3
11/15/2028	5.260%	500,000	506,416
Marlette Funding Trust(a)
Series 2025-1A Class A
07/16/2035	4.750%	51,069	51,125
Mercedes-Benz Auto Receivables Trust
Series 2023-2 Class A3
11/15/2028	5.950%	130,931	132,270
Nissan Auto Receivables Owner Trust
Series 2025-A Class A2A
02/15/2028	4.500%	637,150	638,645
Nissan Master Owner Trust Receivables(a)
Series 2024-B Class A
02/15/2029	5.050%	850,000	855,475
Pagaya AI Debt Grantor Trust(a)
Series 2024-11 Class A
07/15/2032	5.092%	121,293	121,686
Series 2024-5 Class A
10/15/2031	6.278%	33,857	33,966
Series 2025-1 Class A2
07/15/2032	5.156%	67,284	67,397
Series 2025-R3 Class A
01/18/2033	4.841%	98,219	98,159
Pagaya AI Debt Selection Trust(a)
Series 2024-7 Class A
12/15/2031	6.117%	118,309	118,803
Subordinated Series 2024-7 Class B
12/15/2031	6.574%	140,433	141,133
Pagaya AI Debt Trust(a)
Series 2024-2 Class A
08/15/2031	6.319%	87,454	87,730
Series 2024-3 Class A
10/15/2031	6.258%	123,435	123,980
PEAC Solutions Receivables LLC(a)
Series 2024-1A Class A2
06/21/2027	5.790%	84,086	84,532
Series 2024-2A Class A2
04/20/2027	4.740%	79,590	79,714
RCKT Trust(a)
Series 2025-1A Class A
07/25/2034	4.900%	125,734	126,035
Reach ABS Trust(a)
Series 2024-2A Class A
07/15/2031	5.880%	91,579	91,782
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2025-2A Class A
08/18/2032	4.930%	103,155	103,589
Research-Driven Pagaya Motor Asset Trust(a)
Series 2025-4A Class A2
04/25/2034	5.124%	100,000	100,268
SBNA Auto Lease Trust(a)
Series 2024-A Class A4
01/22/2029	5.240%	393,338	393,881
SCF Equipment Leasing(a)
Series 2024-1A Class A2
11/20/2029	5.880%	39,032	39,102
SoFi Consumer Loan Program Trust(a)
Series 2025-1 Class A
02/27/2034	4.800%	152,479	152,801
Series 2025-2 Class A
06/25/2034	4.820%	368,275	369,071
Series 2026-1 Class A
12/26/2035	4.060%	411,101	410,726
Toyota Auto Receivables Owner Trust
Series 2023-A Class A3
09/15/2027	4.630%	70,953	71,079
Upgrade Master Pass-Thru Trust(a)
Series 2025-ST5 Class A
09/15/2032	4.794%	158,979	159,125
Upgrade Master Pass-Thru Trust Series(a)
Series 2025-ST8 Class A
12/15/2033	4.618%	392,779	393,288
Upstart Securitization Trust(a)
Series 2024-1 Class A
11/20/2034	5.330%	38,060	38,071
Series 2025-3 Class A2
09/20/2035	4.600%	154,284	154,423
Volkswagen Auto Lease Trust
Series 2024-A Class A3
06/21/2027	5.210%	783,608	786,180
Series 2024-A Class A4
12/20/2028	5.200%	225,000	226,174
Series 2025-A Class A3
06/20/2028	4.500%	625,000	627,329
Volkswagen Auto Loan Enhanced Trust
Series 2024-1 Class A2A
11/22/2027	4.650%	138,071	138,312
World Omni Auto Receivables Trust
Series 2024-A Class A3
03/15/2029	4.860%	51,590	51,813
Total Asset-Backed Securities — Non-Agency (Cost $16,467,408)			16,465,313

Columbia Variable Portfolio – Commodity Strategy Fund  | 2026

Consolidated Portfolio of Investments  (continued)
Columbia Variable Portfolio – Commodity Strategy Fund, March 31, 2026 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency 3.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BANK
Series 2017-BNK5 Class A4
06/15/2060	3.131%	326,480	322,262
Series 2019-BNK18 Class ASB
05/15/2062	3.432%	176,648	174,566
Bank of America Merrill Lynch Commercial Mortgage Trust
Series 2017-BNK3 Class A3
02/15/2050	3.311%	192,565	191,184
CD Mortgage Trust
Series 2017-CD4 Class ASB
05/10/2050	3.317%	104,335	103,786
Series 2017-CD6 Class ASB
11/13/2050	3.332%	188,297	186,977
CFCRE Commercial Mortgage Trust
Series 2017-C8 Class ASB
06/15/2050	3.367%	41,951	41,807
DBJPM Mortgage Trust
Series 2016-C3 Class A5
08/10/2049	2.890%	275,000	273,772
GS Mortgage Securities Trust
Series 2016-GS4 Class A3
11/10/2049	3.178%	130,327	129,774
JPMCC Commercial Mortgage Securities Trust
Series 2017-JP5 Class ASB
03/15/2050	3.549%	246,755	245,914
Tricon American Homes(a)
Series 2020-SFR1 Class A
07/17/2038	1.499%	296,563	293,842
UBS Commercial Mortgage Trust
Series 2017-C2 Class A3
08/15/2050	3.225%	50,926	50,317
Series 2017-C3 Class ASB
08/15/2050	3.215%	339,363	336,765
Series 2019-C17 Class ASB
10/15/2052	2.866%	314,029	306,559
Wells Fargo Commercial Mortgage Trust
Series 2016-BNK1 Class A2
08/15/2049	2.399%	14,046	13,975
Series 2016-C36 Class A3
11/15/2059	2.807%	416,728	414,093
Series 2016-LC25 Class A4
12/15/2059	3.640%	425,000	422,885
Series 2018-C45 Class ASB
06/15/2051	4.147%	105,764	105,550
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $3,590,784)			3,614,028

Corporate Bonds & Notes 22.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.9%
BAE Systems PLC(a)
03/26/2027	5.000%	250,000	251,746
Boeing Co. (The)
02/01/2027	2.700%	250,000	246,431
Harris Corp.
06/15/2028	4.400%	250,000	250,045
Raytheon Technologies Corp.
03/15/2027	3.500%	240,000	238,269
Total			986,491
Automotive 0.2%
Toyota Motor Credit Corp.(b)
SOFR + 0.450% 01/12/2028	4.080%	240,000	239,407
Banking 6.2%
Bank of America Corp.(b)
SOFR + 1.110% 05/09/2029	4.740%	500,000	502,203
Bank of Montreal(c)
09/10/2027	4.567%	240,000	240,212
Bank of New York Mellon Corp. (The)(b)
SOFR + 0.680% 06/09/2028	4.310%	240,000	240,054
Bank of Nova Scotia (The)(b)
SOFR + 0.760% 09/15/2028	4.390%	240,000	239,953
Canadian Imperial Bank of Commerce(c)
09/08/2028	4.243%	240,000	239,450
Citigroup, Inc.(c)
06/09/2027	1.462%	450,000	447,350
Cooperatieve Rabobank UA(b)
SOFR + 0.410% 01/14/2028	4.040%	250,000	249,772
Goldman Sachs Group, Inc. (The)(c)
01/21/2029	4.148%	460,000	456,954
HSBC Holdings PLC(c)
03/13/2028	4.041%	310,000	308,540
JPMorgan Chase & Co.(c)
04/22/2028	5.571%	475,000	480,766
Morgan Stanley(c)
07/20/2027	1.512%	475,000	470,631
PNC Financial Services Group, Inc. (The)(c)
07/23/2027	5.102%	250,000	250,471

Columbia Variable Portfolio – Commodity Strategy Fund  | 2026

Consolidated Portfolio of Investments  (continued)
Columbia Variable Portfolio – Commodity Strategy Fund, March 31, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Royal Bank of Canada(b)
SOFR + 0.790% 07/23/2027	4.420%	250,000	250,179
Skandinaviska Enskilda Banken AB(a)
03/05/2027	5.125%	200,000	201,717
State Street Corp.(c)
04/24/2028	4.543%	235,000	235,439
Toronto-Dominion Bank (The)(b)
SOFR + 0.580% 01/13/2028	4.210%	240,000	239,897
Truist Bank(c)
01/27/2029	4.144%	250,000	248,737
UBS Group AG(a),(c)
05/12/2028	4.751%	235,000	235,629
US Bank NA(b)
SOFR + 0.910% 05/15/2028	4.540%	250,000	250,975
Wells Fargo & Co.(c)
01/24/2028	4.900%	425,000	426,481
Westpac Banking Corp.(b)
SOFR + 0.460% 10/20/2026	4.090%	225,000	225,063
Total			6,440,473
Cable and Satellite 0.5%
Charter Communications Operating LLC/Capital
03/15/2028	4.200%	250,000	247,651
Comcast Corp.
01/15/2027	2.350%	250,000	246,417
Total			494,068
Chemicals 0.2%
LYB International Finance II BV
03/02/2027	3.500%	240,000	237,739
Construction Machinery 0.5%
Caterpillar Financial Services Corp.(b)
SOFR + 0.400% 01/10/2028	4.030%	240,000	239,714
John Deere Capital Corp.(b)
SOFR + 0.500% 03/06/2028	4.130%	240,000	239,937
Total			479,651
Diversified Manufacturing 0.5%
Carrier Global Corp.
02/15/2027	2.493%	246,000	242,032
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Siemens Financieringsmaatschappij NV(a)
03/16/2027	3.400%	250,000	248,620
Total			490,652
Electric 2.0%
Dominion Energy, Inc.
05/15/2028	4.600%	235,000	235,771
DTE Energy Co.
06/01/2028	4.875%	235,000	237,167
Duke Energy Corp.
08/15/2027	3.150%	225,000	221,591
Eversource Energy
03/01/2027	2.900%	240,000	236,984
Georgia Power Co.(b)
SOFR + 0.280% 09/15/2026	3.910%	225,000	224,872
NextEra Energy Capital Holdings, Inc.
09/01/2027	4.685%	235,000	236,163
Public Service Enterprise Group, Inc.
11/15/2027	5.850%	235,000	240,179
WEC Energy Group, Inc.
01/15/2028	4.750%	235,000	236,699
Xcel Energy, Inc.
03/21/2028	4.750%	235,000	236,209
Total			2,105,635
Food and Beverage 1.4%
Bacardi Ltd.(a)
05/15/2028	4.700%	230,000	229,609
Diageo Capital PLC
10/05/2026	5.375%	200,000	200,946
Kraft Heinz Foods Co.
05/15/2027	3.875%	240,000	238,386
Mars, Inc.(a)
03/01/2027	4.450%	250,000	250,809
Mondelez International, Inc.
03/17/2027	2.625%	240,000	236,374
PepsiCo, Inc.
01/15/2029	4.100%	250,000	249,809
Total			1,405,933
Health Care 1.2%
Becton Dickinson and Co.
06/06/2027	3.700%	240,000	238,017
Cigna Corp.
03/01/2027	3.400%	240,000	238,026
Columbia Variable Portfolio – Commodity Strategy Fund  | 2026

Consolidated Portfolio of Investments  (continued)
Columbia Variable Portfolio – Commodity Strategy Fund, March 31, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CVS Health Corp.
03/25/2028	4.300%	240,000	239,193
GE HealthCare Technologies, Inc.
11/15/2027	5.650%	240,000	244,785
HCA, Inc.
03/15/2027	3.125%	250,000	246,845
Total			1,206,866
Healthcare Insurance 0.5%
Anthem, Inc.
03/01/2028	4.101%	235,000	233,507
UnitedHealth Group, Inc.
06/15/2028	4.400%	240,000	240,656
Total			474,163
Independent Energy 0.2%
Woodside Finance Ltd.(a)
03/15/2028	3.700%	240,000	236,406
Integrated Energy 0.2%
BP Capital Markets PLC
09/19/2027	3.279%	235,000	232,080
Life Insurance 1.0%
Corebridge Global Funding(a)
08/20/2027	4.650%	235,000	235,255
Met Tower Global Funding(a)
01/14/2028	4.800%	235,000	236,812
Pricoa Global Funding I(a)
08/27/2027	4.400%	300,000	301,054
Principal Life Global Funding II(a)
08/18/2028	4.250%	250,000	248,329
Total			1,021,450
Midstream 1.8%
Enbridge, Inc.
11/20/2028	4.200%	240,000	238,278
Energy Transfer Operating LP
06/15/2028	4.950%	235,000	237,478
Enterprise Products Operating LLC
06/20/2028	4.300%	196,000	196,235
Kinder Morgan, Inc.
11/15/2026	1.750%	225,000	221,480
MPLX LP
03/15/2028	4.000%	240,000	238,112
Plains All American Pipeline LP/Finance Corp.
12/15/2026	4.500%	225,000	225,071
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Western Midstream Operating LP
01/15/2029	6.350%	225,000	234,289
Williams Companies, Inc. (The)
06/15/2027	3.750%	240,000	238,194
Total			1,829,137
Natural Gas 0.5%
CenterPoint Energy Resources Corp.
03/01/2028	5.250%	235,000	239,204
NiSource, Inc.
03/30/2028	5.250%	230,000	233,602
Total			472,806
Pharmaceuticals 1.3%
AbbVie, Inc.(b)
SOFR + 0.480% 03/03/2028	4.110%	240,000	240,212
Amgen, Inc.
03/02/2028	5.150%	225,000	228,321
AstraZeneca Finance LLC
05/28/2028	1.750%	260,000	247,395
Bristol Myers Squibb Co.
02/20/2028	3.900%	150,000	149,701
Gilead Sciences, Inc.
10/01/2027	1.200%	250,000	239,610
Pfizer, Inc.
11/15/2027	3.875%	250,000	249,530
Total			1,354,769
Railroads 0.2%
Norfolk Southern Corp.
06/01/2027	3.150%	50,000	49,349
Union Pacific Corp.
02/05/2027	2.150%	175,000	172,056
Total			221,405
Retailers 0.2%
Home Depot, Inc. (The)
06/25/2026	5.150%	225,000	225,504
Technology 1.2%
Broadcom Corp./Cayman Finance Ltd.
01/15/2028	3.500%	240,000	237,183
Fidelity National Information Services, Inc.(b)
SOFR + 1.210% 03/10/2029	4.840%	250,000	248,836
NXP BV/Funding LLC/USA, Inc.
06/01/2027	4.400%	240,000	239,956

Columbia Variable Portfolio – Commodity Strategy Fund  | 2026

Consolidated Portfolio of Investments  (continued)
Columbia Variable Portfolio – Commodity Strategy Fund, March 31, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Oracle Corp.
02/04/2029	4.550%	285,000	281,338
Synopsys, Inc.
04/01/2027	4.550%	235,000	235,326
Total			1,242,639
Transportation Services 0.3%
ERAC USA Finance LLC(a)
05/01/2028	4.600%	285,000	286,295
Wireless 0.5%
American Tower Corp.
07/15/2027	3.550%	245,000	242,335
T-Mobile US, Inc.
04/15/2027	3.750%	250,000	248,488
Total			490,823
Wirelines 0.5%
AT&T, Inc.
02/15/2028	4.100%	250,000	248,792
Verizon Communications, Inc.
03/22/2028	2.100%	250,000	240,043
Total			488,835
Total Corporate Bonds & Notes (Cost $22,673,850)			22,663,227

Foreign Government Obligations(d) 0.5%

Canada 0.5%
Province of Ontario Canada
05/21/2027	1.050%	250,000	242,147
Province of Quebec
04/20/2026	2.500%	240,000	239,820
Total			481,967
Total Foreign Government Obligations (Cost $482,440)			481,967

Residential Mortgage-Backed Securities - Non-Agency 3.6%

A&D Mortgage Trust(a),(c)
CMO Series 2023-NQM2 Class A1
05/25/2068	6.132%	322,470	321,681
Connecticut Avenue Securities Trust(a),(b)
CMO Series 2022-R05 Class 2M1
30-day Average SOFR + 1.900% 04/25/2042	5.562%	14,721	14,736
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Freddie Mac STACR REMIC Trust(a),(b)
CMO Series 2022-HQA1 Class M1A
30-day Average SOFR + 2.100% 03/25/2042	5.762%	244,027	244,349
Homes Trust(a),(e)
CMO Series 2025-NQM3 Class A1
02/25/2070	5.630%	375,405	376,982
Homeward Opportunities Fund Trust(a),(c)
CMO Series 2025-RRTL2 Class A1
09/25/2040	5.237%	350,000	350,331
JP Morgan Mortgage Trust(a),(b)
CMO Series 2024-HE3 Class A1
30-day Average SOFR + 1.200% 02/25/2055	4.862%	201,858	201,905
OBX Trust(a),(e)
CMO Series 2024-NQ17 Class A1
11/25/2064	5.610%	200,198	200,940
OBX Trust(a),(c)
CMO Series 2025-NQM6 Class A1
03/25/2065	5.603%	242,692	243,748
PRET LLC(a),(c)
CMO Series 2025-NPL4 Class A1
04/25/2055	6.368%	84,723	84,770
CMO Series 2025-NPL7 Class A1
07/25/2055	5.657%	135,143	135,205
CMO Series 2025-NPL8 Class A1
08/25/2055	5.732%	281,454	281,649
PRPM LLC(a),(c)
CMO Series 2024-8 Class A1
12/25/2029	5.897%	219,330	219,403
RCO VIII Mortgage LLC(a),(c)
CMO Series 2025-3 Class A1
05/25/2030	6.435%	92,323	92,419
SAIF Securitization Trust(a),(c)
CMO Series 2024-CES1 Class A1
07/25/2054	5.965%	226,500	227,648
Towd Point Mortgage Trust(a),(e)
CMO Series 2021-SJ1 Class A1
07/25/2068	2.250%	186,685	182,170
VCAT LLC(a),(c)
CMO Series 2026-NPL2 Class A1
02/25/2056	4.987%	340,377	340,722
Verus Securitization Trust(a),(c)
Series 2025-10 Class A1FC
06/25/2070	5.017%	223,832	223,339
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $3,751,693)			3,741,997

Columbia Variable Portfolio – Commodity Strategy Fund  | 2026

Consolidated Portfolio of Investments  (continued)
Columbia Variable Portfolio – Commodity Strategy Fund, March 31, 2026 (Unaudited)
Treasury Bills 0.5%
Issuer	Yield	Principal Amount ($)	Value ($)
United States 0.5%
U.S. Treasury Bills
07/28/2026	3.670%	500,000	494,090
Total Treasury Bills (Cost $494,084)			494,090

U.S. Government & Agency Obligations 0.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Farm Credit Banks Funding Corp.
08/27/2027	3.625%	250,000	249,227
Federal National Mortgage Association
09/24/2026	1.875%	225,000	223,004
Total U.S. Government & Agency Obligations (Cost $473,004)			472,231

Money Market Funds 39.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.790%(f),(g)	40,865,557	40,849,211
Total Money Market Funds (Cost $40,849,622)		40,849,211
Total Investments in Securities (Cost: $88,782,885)		88,782,064
Other Assets & Liabilities, Net		14,398,335
Net Assets		103,180,399
At March 31, 2026, securities and/or cash totaling $9,491,842 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Brent Crude	114	05/2026	USD	10,963,380	1,214,809	—
Brent Crude	8	07/2026	USD	687,280	3,740	—
Brent Crude	5	07/2026	USD	429,550	—	(24,312)
Brent Crude	28	09/2026	USD	2,268,280	—	(64,822)
Brent Crude	14	11/2026	USD	1,098,020	—	(33,734)
Cocoa	10	05/2026	USD	330,000	14,276	—
Cocoa	9	05/2026	USD	297,000	—	(2,636)
Cocoa	5	07/2026	USD	168,350	3,510	—
Cocoa	1	07/2026	USD	33,670	—	(1,724)
Cocoa	6	09/2026	USD	205,020	4,889	—
Cocoa	12	12/2026	USD	419,640	7,079	—
Coffee	54	05/2026	USD	6,041,588	161,943	—
Coffee	4	07/2026	USD	436,200	9,100	—
Coffee	2	09/2026	USD	208,575	1,885	—
Coffee	2	09/2026	USD	208,575	—	(17,386)
Coffee	8	12/2026	USD	806,850	—	(10,607)
Copper	8	07/2026	USD	1,133,100	70,639	—
Copper	8	09/2026	USD	1,144,000	34,742	—
Copper	15	12/2026	USD	2,174,438	—	(41,430)
Corn	41	07/2026	USD	959,913	30,199	—
Corn	41	09/2026	USD	964,013	38,684	—
Corn	80	12/2026	USD	1,937,000	35,458	—
Cotton	2	07/2026	USD	72,130	4,756	—
Cotton	6	07/2026	USD	216,390	—	(889)
Cotton	5	12/2026	USD	185,850	10,234	—
Cotton	17	12/2026	USD	631,890	—	(2,389)
Feeder Cattle	23	05/2026	USD	4,214,463	181,000	—

Columbia Variable Portfolio – Commodity Strategy Fund  | 2026

Consolidated Portfolio of Investments  (continued)
Columbia Variable Portfolio – Commodity Strategy Fund, March 31, 2026 (Unaudited)
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Gas Oil	38	05/2026	USD	4,709,150	1,653,007	—
Gas Oil	3	07/2026	USD	303,600	26,823	—
Gas Oil	1	07/2026	USD	101,200	—	(674)
Gas Oil	3	09/2026	USD	278,775	16,738	—
Gas Oil	2	09/2026	USD	185,850	—	(3,140)
Gas Oil	6	11/2026	USD	527,250	28,416	—
Gas Oil	4	11/2026	USD	351,500	—	(7,969)
Gold 100 oz.	29	06/2026	USD	13,567,940	—	(1,517,741)
Hard Red Winter Wheat	125	05/2026	USD	3,971,875	58,348	—
Hard Red Winter Wheat	10	07/2026	USD	324,375	9,460	—
Hard Red Winter Wheat	10	09/2026	USD	330,875	8,418	—
Hard Red Winter Wheat	19	12/2026	USD	644,100	13,860	—
Lead	8	05/2026	USD	376,900	—	(1,823)
Lead	4	07/2026	USD	191,057	—	(5,629)
Lead	4	09/2026	USD	193,500	—	(3,569)
Lead	8	11/2026	USD	391,800	—	(5,617)
Lean Hogs	63	06/2026	USD	2,647,260	—	(72,564)
Lean Hogs	9	07/2026	USD	386,010	—	(11,109)
Lean Hogs	21	10/2026	USD	767,340	4,548	—
Lean Hogs	12	12/2026	USD	401,400	—	(3,323)
Live Cattle	7	08/2026	USD	671,440	50,497	—
Live Cattle	15	10/2026	USD	1,415,250	29,757	—
Live Cattle	8	12/2026	USD	753,040	17,891	—
Natural Gas	188	04/2026	USD	5,421,920	—	(161,004)
Natural Gas	35	06/2026	USD	1,131,550	—	(116,960)
Natural Gas	34	08/2026	USD	1,113,500	—	(28,075)
Natural Gas	61	10/2026	USD	2,234,430	—	(118,080)
Nickel	7	05/2026	USD	715,132	—	(5,451)
Nickel	4	07/2026	USD	411,452	—	(3,276)
Nickel	4	09/2026	USD	414,336	—	(3,473)
Nickel	8	11/2026	USD	834,912	—	(7,043)
NY Harbor ULSD Heat Oil	17	04/2026	USD	2,937,253	1,318,292	—
NY Harbor ULSD Heat Oil	2	06/2026	USD	290,102	26,965	—
NY Harbor ULSD Heat Oil	2	08/2026	USD	265,961	16,893	—
NY Harbor ULSD Heat Oil	3	10/2026	USD	376,173	16,083	—
NY Harbor ULSD Heat Oil	2	10/2026	USD	250,782	—	(9,500)
Primary Aluminum	22	05/2026	USD	1,927,222	56,508	—
Primary Aluminum	4	07/2026	USD	345,045	11,227	—
Primary Aluminum	4	09/2026	USD	337,070	7,527	—
Primary Aluminum	9	11/2026	USD	740,576	3,781	—
RBOB Gasoline	78	04/2026	USD	10,495,976	3,004,395	—
RBOB Gasoline	1	06/2026	USD	122,056	6,494	—
RBOB Gasoline	1	06/2026	USD	122,056	—	(3,393)
RBOB Gasoline	1	08/2026	USD	111,208	3,478	—
RBOB Gasoline	1	08/2026	USD	111,208	—	(3,662)
RBOB Gasoline	2	10/2026	USD	193,880	2,267	—
RBOB Gasoline	3	10/2026	USD	290,821	—	(12,362)
Silver	9	05/2026	USD	3,371,355	—	(228,046)
Soybean	18	07/2026	USD	1,067,400	64,493	—
Soybean	54	11/2026	USD	3,125,250	129,571	—
Soybean Meal	100	05/2026	USD	3,164,000	48,800	—
Soybean Meal	16	07/2026	USD	502,880	19,332	—
Soybean Meal	1	07/2026	USD	31,430	—	(894)
Soybean Meal	34	12/2026	USD	1,059,100	2,474	—
Soybean Meal	18	12/2026	USD	560,700	—	(5,141)
Soybean Oil	16	07/2026	USD	661,248	74,138	—
Soybean Oil	50	12/2026	USD	1,959,000	176,147	—
Sugar #11	33	06/2026	USD	579,533	26,042	—
Columbia Variable Portfolio – Commodity Strategy Fund  | 2026

Consolidated Portfolio of Investments  (continued)
Columbia Variable Portfolio – Commodity Strategy Fund, March 31, 2026 (Unaudited)
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Sugar #11	65	09/2026	USD	1,168,440	67,802	—
Sugar #11	31	02/2027	USD	579,477	19,659	—
Wheat	25	07/2026	USD	783,125	9,710	—
Wheat	24	09/2026	USD	765,900	8,124	—
Wheat	48	12/2026	USD	1,570,800	15,514	—
WTI Crude	2	04/2026	USD	202,760	88,784	—
WTI Crude	7	06/2026	USD	605,710	18,267	—
WTI Crude	2	06/2026	USD	173,060	—	(8,044)
WTI Crude	10	08/2026	USD	779,800	—	(15,005)
WTI Crude	21	10/2026	USD	1,545,810	—	(50,296)
Zinc	48	05/2026	USD	3,889,128	151,876	—
Zinc	5	07/2026	USD	404,379	22,016	—
Zinc	5	09/2026	USD	403,816	15,880	—
Zinc	11	11/2026	USD	885,638	—	(9,300)
Total					9,177,245	(2,622,092)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Copper	(6)	05/2026	USD	(842,100)	—	(16,851)
Corn	(196)	05/2026	USD	(4,485,950)	—	(22,736)
Cotton	(129)	05/2026	USD	(4,515,000)	11,548	—
Live Cattle	(3)	06/2026	USD	(291,930)	—	(3,740)
Soybean	(24)	05/2026	USD	(1,405,200)	—	(13,908)
Soybean Oil	(44)	05/2026	USD	(1,818,432)	—	(11,627)
Sugar #11	(191)	04/2026	USD	(3,320,038)	3,414	—
U.S. Treasury 2-Year Note	(48)	06/2026	USD	(9,957,375)	69,083	—
Wheat	(147)	05/2026	USD	(4,529,438)	—	(71,175)
Total					84,045	(140,037)
Notes to Consolidated Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At March 31, 2026, the total value of these securities amounted to $17,871,417, which represents 17.32% of total net assets.

(b)	Variable rate security. The interest rate shown was the current rate as of March 31, 2026.
(c)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of March 31, 2026.

(d)	Principal and interest may not be guaranteed by a governmental entity.
(e)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of March 31, 2026.

(f)	The rate shown is the seven-day current annualized yield at March 31, 2026.
(g)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.790%
	38,119,755	32,060,522	(29,327,448)	(3,618)	40,849,211	(887)	352,610	40,865,557

Columbia Variable Portfolio – Commodity Strategy Fund  | 2026

Consolidated Portfolio of Investments  (continued)
Columbia Variable Portfolio – Commodity Strategy Fund, March 31, 2026 (Unaudited)
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
SOFR	Secured Overnight Financing Rate
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Consolidated Financial Statements included within the most recent financial statements and additional information.
Columbia Variable Portfolio – Commodity Strategy Fund  | 2026

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT7001_(05/26)